PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Balance Sheets (Parenthetical) (Details) ¥ in Thousands	Dec. 31, 2017 $ / shares shares	Dec. 25, 2017 $ / shares shares	Oct. 31, 2017 shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 shares	Mar. 13, 2015 shares	Dec. 31, 2014 shares	Nov. 10, 2014 shares	Jul. 18, 2014 shares
Condensed Balance Sheets
Common stock, shares authorized		500,000,000
Pre-IPO Series A-1 convertible redeemable preferred shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares				$ 0.0001
Convertible redeemable shares, shares authorized	0				38,602,941
Convertible redeemable shares, shares issued	0				38,602,941
Convertible redeemable shares, shares outstanding	0				38,602,941	38,602,941		38,602,941		38,602,941
Convertible redeemable shares redemption value | ¥					¥ 7,792
Class B Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			0.0001
Common stock, shares authorized	110,647,199				0
Common stock, shares issued	110,647,199				0
Common stock, shares outstanding	110,647,199				0
Pre-IPO Series A-2 convertible redeemable preferred shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares				0.0001
Convertible redeemable shares, shares authorized	0				39,390,757
Convertible redeemable shares, shares issued	0				39,390,757
Convertible redeemable shares, shares outstanding	0				39,390,757	39,390,757		39,390,757		39,390,757
Convertible redeemable shares redemption value | ¥					¥ 46,712
Pre-IPO Series B-1 convertible redeemable preferred shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares				0.0001
Convertible redeemable shares, shares authorized	0				4,119,294
Convertible redeemable shares, shares issued	0				4,119,294
Convertible redeemable shares, shares outstanding	0				4,119,294	4,119,294		4,119,294	4,119,294
Convertible redeemable shares redemption value | ¥					¥ 34,633
Pre-IPO Series B-2 convertible redeemable preferred shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares				0.0001
Convertible redeemable shares, shares authorized	0				69,152,661
Convertible redeemable shares, shares issued	0				63,775,246
Convertible redeemable shares, shares outstanding	0				63,775,246	69,152,661	63,775,246	40,266,106
Convertible redeemable shares redemption value | ¥					¥ 601,272
Pre-IPO Series C convertible redeemable preferred shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares		$ 0.0001		0.0001
Convertible redeemable shares, shares authorized	0				53,774,149
Convertible redeemable shares, shares issued	0				2
Convertible redeemable shares, shares outstanding	0				2
Convertible redeemable shares redemption value | ¥					¥ 0
Pre-IPO Class A Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share) | $ / shares				0.0001
Common stock, shares authorized	0				287,610,198
Common stock, shares issued	0		110,647,199		110,647,199
Common stock, shares outstanding	0		110,647,199		110,647,199
Pre-IPO Class B ordinary shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares				0.0001
Convertible redeemable shares, shares authorized	0				7,350,000
Convertible redeemable shares, shares issued	0				7,350,000
Convertible redeemable shares, shares outstanding	0				7,350,000	7,350,000		7,350,000		7,350,000
Convertible redeemable shares redemption value | ¥					¥ 1,443
Class A Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			0.0001
Common stock, shares authorized	1,889,352,801				0
Common stock, shares issued	217,070,940				0
Common stock, shares outstanding	217,070,940				0
Parent | Pre-IPO Series A-1 convertible redeemable preferred shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares				0.0001
Convertible redeemable shares, shares authorized	0				38,602,941
Convertible redeemable shares, shares issued	0				38,602,941
Convertible redeemable shares, shares outstanding	0				38,602,941
Convertible redeemable shares redemption value | ¥					¥ 7,792
Parent | Class B Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			0.0001
Common stock, shares authorized	110,647,199				0
Common stock, shares issued	110,647,199				0
Common stock, shares outstanding	110,647,199				0
Parent | Pre-IPO Series A-2 convertible redeemable preferred shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares				0.0001
Convertible redeemable shares, shares authorized	0				39,390,757
Convertible redeemable shares, shares issued	0				39,390,757
Convertible redeemable shares, shares outstanding	0				39,390,757
Convertible redeemable shares redemption value | ¥					¥ 46,712
Parent | Pre-IPO Series B-1 convertible redeemable preferred shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares				0.0001
Convertible redeemable shares, shares authorized	0				4,119,294
Convertible redeemable shares, shares issued	0				4,119,294
Convertible redeemable shares, shares outstanding	0				4,119,294
Convertible redeemable shares redemption value | ¥					¥ 34,633
Parent | Pre-IPO Series B-2 convertible redeemable preferred shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares				0.0001
Convertible redeemable shares, shares authorized	0				69,152,661
Convertible redeemable shares, shares issued	0				63,775,246
Convertible redeemable shares, shares outstanding	0				63,775,246
Convertible redeemable shares redemption value | ¥					¥ 601,272
Parent | Pre-IPO Series C convertible redeemable preferred shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares				0.0001
Convertible redeemable shares, shares authorized	0				53,774,149
Convertible redeemable shares, shares issued	0				2
Convertible redeemable shares, shares outstanding	0				2
Convertible redeemable shares redemption value | ¥					¥ 0
Parent | Pre-IPO Class A Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share) | $ / shares				0.0001
Common stock, shares authorized	0				287,610,198
Common stock, shares issued	0				110,647,199
Common stock, shares outstanding	0				110,647,199
Parent | Pre-IPO Class B ordinary shares
Condensed Balance Sheets
Convertible redeemable shares, par value (in dollars per share) | $ / shares				0.0001
Convertible redeemable shares, shares authorized	0				7,350,000
Convertible redeemable shares, shares issued	0				7,350,000
Convertible redeemable shares, shares outstanding	0				7,350,000
Convertible redeemable shares redemption value | ¥					¥ 1,443
Parent | Class A Ordinary Shares
Condensed Balance Sheets
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001			$ 0.0001
Common stock, shares authorized	1,889,352,801				0
Common stock, shares issued	217,070,940				0
Common stock, shares outstanding	217,070,940				0